FINANCIAL INSTRUMENTS (Narrative) (Details) - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Investments, All Other Investments [Abstract]
Notional amount of the hedging instruments	$ 32,590	$ 17,675